Institutional Class Z [Member] Investment Risks - Institutional Z - Harding Loevner Institutional Emerging Markets Portfolio	Oct. 31, 2025
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk [Member]
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Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk [Member]
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Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.
The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

NAV Risk [Member]
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Risk [Text Block]	NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Risks Associated with Greater China [Member]
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Risks Associated with Greater China. Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Portfolio’s investment exposure to Greater China may subject the Portfolio to a greater risk of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in Greater China.
The government of the People’s Republic of China (“PRC”) exercises significant control over Mainland China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. Changes in these policies could adversely impact affected industries or companies in Greater China.
Mainland China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. For example, there is a risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of the PRC to take retaliatory measures.
Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in Greater China, and therefore, the Portfolio. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China.
Investments in Greater China are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, intervention by the PRC in contractual agreements, and imperfect information because companies in Greater China may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The securities markets of Mainland China and Taiwan are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in decreased liquidity, greater price volatility, and potentially fewer investment opportunities for the Portfolio. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to
Mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Portfolio’s investments in Taiwan and Hong Kong.

Financials Sector Risk [Member]
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Financials Sector Risk. The Portfolio is vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2025, the Portfolio had 21.5% of net assets invested in the financials sector.

Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Portfolio is vulnerable to events affecting companies in the information technology sector. The stock prices of technology and technology-related companies and therefore the value of the Portfolio may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. The Portfolio may also invest in a relatively few number of issuers. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. As of October 31, 2025, the Portfolio had 25.8% of net assets invested in the information technology sector.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk. ADRs as well as other forms of depositary receipts, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including currency risk and the political, economic, and social risks of the underlying issuer’s country.

Market Risks [Member]
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Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Risk Lose Money [Member]
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Risk [Text Block]	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.